Gains and Losses Information Related to Fair Value Hedges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	¥ (499)	¥ (1,191)	¥ 469
Gains (losses) recorded in income- Hedged items	428	996	(898)
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(71)	(195)	(429)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	(214)	(1,191)	469
Gains (losses) recorded in income- Hedged items	150	996	(898)
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(64)	(195)	(429)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	(285)
Gains (losses) recorded in income- Hedged items	278
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	¥ (7)